AB High Yield Portfolio
SUMMARY INFORMATION AB High Yield Portfolio
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total return consistent with prudent investment management.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 25 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 124 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB High Yield Portfolio	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB High Yield Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.65%	1.27%	0.66%	0.25%	0.05%	0.02%	0.02%
Other Expenses		1.42%	1.63%	1.59%	1.46%	1.44%	1.45%	1.44%
Total Other Expenses	[1]	2.07%	2.90%	2.25%	1.71%	1.49%	1.47%	1.46%
Total Annual Fund Operating Expenses		2.87%	4.45%	2.80%	2.76%	2.29%	2.02%	2.01%
Fee Waiver and/or Expense Reimbursement	[2]	(1.92%)	(2.75%)	(2.10%)	(1.56%)	(1.34%)	(1.32%)	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.95%	1.70%	0.70%	1.20%	0.95%	0.70%	0.70%
[1]	Total other expenses are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.70%, .70%, 1.20%, .95%, .70% and .70% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser prior to July 15, 2015 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB High Yield Portfolio - USD ($)	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$ 518	$ 273	[1]	$ 72	$ 122	$ 97	$ 72	$ 72
After 3 Years	1,102	1,097		669	708	586	506	503
After 5 Years	1,711	2,032		1,292	1,321	1,103	966	962
After 10 Years	$ 3,352	$ 4,414		$ 2,975	$ 2,976	$ 2,522	$ 2,242	$ 2,232
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year of the Accounting Survivor (August 31, 2016), the portfolio turnover rate was 44% of the average value of its portfolio. See the section entitled "Bar Chart and Performance Information" for more information about the Accounting Survivor.
PRINCIPAL STRATEGIES
At least 80% of the Fund's net assets will under normal circumstances be invested in fixed-income securities rated Ba1 or lower by Moody's Investors Service ("Moody's") or BB+ or lower by S&P Global Ratings ("S&P") or Fitch Ratings ("Fitch") (commonly known as "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies. Fluctuations in currency exchange rates can have a dramatic impact on the returns of fixed-income securities denominated in foreign currencies. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be more efficient way to alter the Fund's exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund's net assets.
PRINCIPAL RISKS
  Market Risk: The value of the Fund's assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed- income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Non-Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.
  Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

The information shown below reflects the historical performance of the High Yield Portfolio, a series of AB Pooling Portfolios (the "Accounting Survivor"). Effective as of the close of business on July 26, 2016 the Accounting Survivor was reorganized into the Fund (the "Reorganization"). Upon completion of the reorganization, Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z of the Fund assumed the performance, financial and other historical information of the Accounting Survivor's shares. The Accounting Survivor and the Fund have substantially similar investment objectives and strategies. Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted, and are not expected to result, in substantial differences in the actual management of the Funds. The portfolio managers of the Accounting Survivor are members of the portfolio management team of the Fund. The Fund has higher expenses than the Accounting Survivor (including a management fee, transfer agency and shareholder servicing fees). The Accounting Survivor's performance would have been lower than that shown had it operated with the Fund's current expense levels.
Bar Chart
The annual returns in the bar chart are for the Accounting Survivor's shares. Such shares were exchanged for Class Z shares of the Fund in the Reorganization. As the Fund's expense ratio is higher than that of the Accounting Survivor at the time of the Reorganization for each share class, the Fund's returns would have been lower than those shown here. Through September 30, 2016, the year-to-date unannualized return of the Fund was 12.95%.

Calendar Year End% During the period shown in the bar chart, the Fund's: Best Quarter was up 22.40%, 2nd quarter, 2009; and Worst Quarter was down -14.87%, 4th quarter, 2008.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - AB High Yield Portfolio		1 Year	Five Years	Ten Years	Inception Date
Class A	[1]	(5.38%)	5.33%	7.17%	Jul. 15, 2014
Class C	[1]	(6.09%)	4.55%	6.38%	Jul. 15, 2014
Advisor Class	[1]	(5.14%)	5.60%	7.44%	Jul. 15, 2014
Class R	[1]	(5.62%)	5.07%	6.91%	Jul. 15, 2014
Class K	[1]	(5.38%)	5.33%	7.17%	Jul. 15, 2014
Class I	[1]	(5.14%)	5.60%	7.44%	Jul. 15, 2014
Class Z	[2]	(5.14%)	5.60%	7.44%
Class Z | Return After Taxes on Distributions	[2]	(7.86%)	2.54%	4.24%
Class Z | Return After Taxes on Distributions and Sale of Fund Shares	[2]	(2.82%)	3.07%	4.45%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		(4.43%)	5.03%	6.95%
[1]	Inception date for Class A, Class C, Advisor Class, Class R, Class K and Class I shares: 7/15/14. Performance information of Class A, Class C, Advisor Class, Class R, Class K and Class I shares for periods prior to the Reorganization is the performance of the Fund's Class Z shares and is adjusted to reflect the respective expense ratios of the Class A, Class C, Advisor Class. Class R, Class K and Class I shares.
[2]	After-tax Returns: -Are shown for Class Z shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.